SCHEDULE OF INVESTMENTS
Ivy Value Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Advertising – 2.9%
Omnicom Group, Inc.	375	$30,764

Cable & Satellite – 4.4%
Comcast Corp., Class A	1,140	48,208

Total Communication Services - 7.3%		78,972

Consumer Discretionary
Automotive Retail – 0.9%
AutoZone, Inc.(A)	9	9,566

General Merchandise Stores – 2.8%
Target Corp.	348	30,175

Home Improvement Retail – 2.3%
Lowe’s Co., Inc.	252	25,429

Total Consumer Discretionary - 6.0%		65,170

Consumer Staples
Brewers – 0.4%
Molson Coors Brewing Co., Class B	80	4,502

Drug Retail – 3.0%
CVS Caremark Corp.	605	32,967

Hypermarkets & Super Centers – 4.6%
Wal-Mart Stores, Inc.	453	50,074

Tobacco – 3.3%
Philip Morris International, Inc.	455	35,747

Total Consumer Staples - 11.3%		123,290

Energy
Oil & Gas Refining & Marketing – 6.7%
Phillips 66	421	39,352
Valero Energy Corp.	389	33,311

		72,663

Oil & Gas Storage & Transportation – 2.8%
Energy Transfer L.P.	2,201	30,992

Total Energy - 9.5%		103,655

Financials
Asset Management & Custody Banks – 2.0%
Ameriprise Financial, Inc.	151	21,963

Consumer Finance – 5.7%
Capital One Financial Corp.	367	33,329
Synchrony Financial	840	29,129

		62,458

Diversified Banks – 4.4%
Bank of America Corp.	1,668	48,384

Life & Health Insurance – 3.1%
MetLife, Inc.	676	33,552

Mortgage REITs – 5.0%
AGNC Investment Corp.	1,914	32,200
Annaly Capital Management, Inc.	2,392	21,843

		54,043

Other Diversified Financial Services – 4.5%
Citigroup, Inc.	698	48,867

Regional Banks – 1.0%
Citizens Financial Group, Inc.	313	11,075

Reinsurance – 1.0%
Reinsurance Group of America, Inc.	71	11,109

Total Financials - 26.7%		291,451

Health Care
Biotechnology – 2.3%
Amgen, Inc.	137	25,172

Health Care Facilities – 2.7%
HCA Holdings, Inc.	216	29,224

Pharmaceuticals – 4.3%
Pfizer, Inc.	1,094	47,401

Total Health Care - 9.3%		101,797

Industrials
Aerospace & Defense – 2.0%
Spirit AeroSystems Holdings, Inc.	264	21,506

Airlines – 2.5%
Southwest Airlines Co.	532	27,035

Industrial Machinery – 0.8%
Parker Hannifin Corp.	56	9,487

Total Industrials - 5.3%		58,028

Information Technology
Application Software – 1.0%
NXP Semiconductors N.V.	113	10,981

Semiconductor Equipment – 2.8%
Lam Research Corp.	162	30,411

Semiconductors – 3.7%
Broadcom Corp., Class A	143	41,020

Systems Software – 2.2%
Microsoft Corp.	177	23,671

Total Information Technology - 9.7%		106,083

Materials
Commodity Chemicals – 2.2%
LyondellBasell Industries N.V., Class A	278	23,910

Diversified Metals & Mining – 2.1%
BHP Billiton Ltd. ADR(B)	393	22,831

Total Materials - 4.3%		46,741

Real Estate
Health Care REITs – 2.9%
Welltower, Inc.	392	31,919

Total Real Estate - 2.9%		31,919

Utilities
Electric Utilities – 3.1%
Exelon Corp.	652	31,243
Great Plains Energy, Inc.	43	2,556

		33,799

Total Utilities - 3.1%		33,799

TOTAL COMMON STOCKS – 95.4%		$1,040,905

(Cost: $873,245)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) - 3.7%
Clorox Co. (The), 2.626%, 7-2-19	$5,000	4,999
Ecolab, Inc., 3.020%, 7-10-19	10,000	9,992
General Mills, Inc., 2.860%, 7-15-19	5,000	4,994
McCormick & Co., Inc., 2.492%, 7-9-19	5,000	4,996
UnitedHealth Group, Inc., 2.820%, 7-15-19	10,000	9,988
Wisconsin Gas LLC, 2.960%, 7-16-19	5,000	4,993

		39,962

Master Note - 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(D)	392	392

	Shares
Money Market Funds - 1.7%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (E)(F)	18,444	18,444

	Principal

United States Government Agency Obligations - 0.7%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.300%, 7-7-19(D)	$2,300	2,300
2.400%, 7-7-19(D)	5,798	5,798

		8,098

TOTAL SHORT-TERM SECURITIES – 6.1%		$66,896

(Cost: $66,905)

TOTAL INVESTMENT SECURITIES – 101.5%		$1,107,801

(Cost: $940,150)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.5)%		(16,729)

NET ASSETS – 100.0%		$1,091,072

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $18,044 are on loan.
(C)	Rate shown is the yield to maturity at June 30, 2019.
(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.
(F)	Rate shown is the annualized 7-day yield at June 30, 2019.

The following written options were outstanding at June 30, 2019 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Capital One Financial Corp.	N/A	Call	349	35	July 2019	$95.00	$52	$(29)
Great Plains Energy, Inc.	N/A	Put	709	71	July 2019	60.00	60	(58)
Reinsurance Group of America, Inc.	Goldman Sachs International	Put	714	71	August 2019	145.00	155	(105)
	Goldman Sachs International	Put	714	71	August 2019	150.00	286	(166)
	Citibank N.A.	Put	299	30	October 2019	140.00	126	(76)
	N/A	Put	178	18	January 2020	135.00	60	(45)
	N/A	Put	178	18	January 2020	140.00	89	(53)

							$828	$(532)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,040,905	$—	$—
Short-Term Securities	18,444	48,452	—

Total	$1,059,349	$48,452	$—

Liabilities
Written Options	$185	$347	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$940,150

Gross unrealized appreciation	182,108
Gross unrealized depreciation	(14,457)

Net unrealized appreciation	$167,651